Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of related party transaction
	Years ended December 31,
	2025	2024
	US$	US$
Sino Dynamic Solutions Limited
Purchase of intangible assets	-	1,439,045
Support and maintenance costs	-	606,857

Schedule of Related Party Balances

	December 31,
	2025	2024
	US$	US$
Amounts due from related parties	1,024,822	560,823

Amounts due to related parties
Regal Planet Limited	-	48,538,334
GEA Limited	-	10,443,375
Mr. Alexander Kong	1,318,507	2,025,547
Ripple Lab Inc.	11,955,751	4,985,988
Others	803,675	1,703,830
	14,077,933	67,697,074